Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Commercial Paper	$ 500.0	$ 0
Short-term Debt, Weighted Average Interest Rate	0.30%